Assets Held for Sale and Discontinued Operations (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cost of sales	$ 12,942,068	$ 13,893,643	$ 44,316,034	$ 43,774,625	$ 153,182,191	$ 0
Gross profit	6,618,122	5,000,492	19,358,170	11,610,696	20,232,690	0
Operating expenses	36,838,444	30,936,988	108,036,813	128,763,201	184,433,403	8,813,918
Loss from operations	(158,035,629)	(511,537,617)	(218,923,480)	(677,652,733)	(818,518,013)	8,813,918
Income tax recovery (expense)	24,460,758	(3,935,160)	24,418,531	6,541,380	$ 2,372,552	$ 0
Loss from discontinued operations, net of income tax	(2,327,414)	(83,578,124)	(4,302,730)	(86,074,460)
Discontinued Operations [Member]
Sales, net of discounts	3,047,008	20,770,924	19,542,615	78,400,283
Cost of sales	4,001,322	19,683,583	18,502,556	72,099,002
Gross profit	(954,314)	1,087,341	1,040,059	6,301,281
Impairment loss	0	(84,698,926)	0	(84,698,926)
Operating expenses	(1,628,692)	(657,218)	(5,164,885)	(8,818,925)
Loss from operations	(2,583,006)	(84,268,803)	(4,124,826)	(87,216,570)
Other income (expense)	63,407	(398,858)	51,277	(334,583)
Income tax recovery (expense)	192,185	1,089,537	(229,181)	1,476,693
Loss from discontinued operations, net of income tax	(2,327,414)	(83,578,124)	(4,302,730)	(86,074,460)
Loss from classification to discontinued operations, net of income tax	$ (11,082,725)	$ 0	$ (11,082,725)	$ 0